Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Common Stock [Member]	Common Stock Issuable [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Mar. 31, 2016	$ 14,295,388		$ 10,744,777	$ (31,861,864)	$ (6,821,699)
Balance, shares at Mar. 31, 2016	184,984,215
Net loss				(1,569,717)	(1,569,717)
Balance at Mar. 31, 2017	$ 14,295,388		10,744,777	(33,431,581)	(8,391,416)
Balance, shares at Mar. 31, 2017	184,984,215
Settlement of debt		123,809			123,809
Stock-based compensation			85,298		85,298
Net loss				(1,541,246)	(1,541,246)
Balance at Mar. 31, 2018	$ 14,295,388	123,809	10,830,075	(34,972,827)	(9,723,555)
Balance, shares at Mar. 31, 2018	184,984,215
Settlement of debt		321,591			321,591
Net loss				(1,470,532)	(1,470,532)
Balance at Mar. 31, 2019	$ 14,295,388	$ 445,400	$ 10,830,075	$ (36,443,359)	$ (10,872,496)
Balance, shares at Mar. 31, 2019	184,984,215